PROPERTY PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	As of
	December 31, 2022	December 31, 2021

Air conditioner	$1,124	$1,124
Computer and software	2,516	1,814
Equipment	60,525	43,010
Furniture and fittings	87,122	86,961
Lab equipment	320,102	284,822
Land and buildings	1,506,969	1,506,969
Motor vehicle	137,914	137,914
Office equipment	38,213	37,700
Renovation	107,414	107,414
Signboard	704	704
	2,262,603	2,208,432
(Less): Accumulated depreciation	(616,913)	(525,631)
Add: Foreign translation differences	(133,982)	(48,383)
Property, plant and equipment, net	$1,511,708	$1,634,418

During the year ended December 31, 2022 and 2021, the Company recorded depreciation of $91,427 and $91,282, respectively.